Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 31, 2013
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Prepaid Expenses and Other Current Assets

7. Prepaid expenses and other current assets

Prepaid expenses and other current assets consist of the following:

	As of December 31,
	2012	2013
Prepaid concession approval fees	$79	$6
Prepaid for procurement of advertising equipment	51	65
Prepaid for rent of advertising spaces	—	207
Rental deposits and other receivables	143	521

Total prepaid expenses and other current assets	$273	$799